Acquisitions	12 Months Ended
Dec. 31, 2018
Acquisitions
Acquisitions

21) Acquisitions

During the years ended December 31, 2016 through 2018, the Partnership acquired from KNOT equity interests in certain subsidiaries which own and operate the Raquel Knutsen , the Tordis Knutsen, the Vigdis Knutsen, the Lena Knutsen, the Brasil Knutsen and the Anna Knutsen.

The board of directors of the Partnership and the Conflicts Committee approved the purchase price for each transaction. The Conflicts Committee retained a financial advisor to assist with its evaluation of the transactions. The cost of the fee paid to the financial advisor was divided equally between the Partnership and KNOT. Acquisition related costs of $0.1 million, $0.2 million and $0.1 million as of December 31, 2018, 2017 and 2016, respectively, were expensed as incurred under general and administrative expenses. The allocation of the purchase price to acquired identifiable assets was based on their estimated fair values at the date of acquisition. The purchase price of each acquisition has been allocated to the identifiable assets acquired. The details of each transaction are as follows:

	Final	Final	Final
	Anna Knutsen	BrasilKnutsen	Lena Knutsen
	March 1,	December 15,	September 30,
(U.S. Dollars in thousands)	2018	2017	2017
Purchase consideration (1)	$19,913	$5,764	$33,235
Less: Fair value of net assets acquired:
Vessels and equipment (2)	120,274	96,000	142,457
Cash	4,537	5,217	470
Inventories	257	146	243
Derivatives assets	1,839	—	1,729
Others current assets	111	125	193
Amounts due from related parties	520	2	23,599
Long-term debt	(84,217)	(59,000)	(111,068)
Long-term debt from related parties	(22,535)	—	(22,706)
Deferred debt issuance costs	1,228	618	867
Trade accounts payable	(971)	(154)	(256)
Accrued expenses	(1,013)	(1,185)	(224)
Prepaid charter and deferred revenue	—	—	(1,758)
Amounts due to related parties	(117)	(36,005)	(186)
Income tax payable	—	—	(125)
Subtotal	19,913	5,764	33,235
Difference between the purchase price and fair value of net assets acquired	$—	$—	$—

	Final	Final	Final
	Vigdis Knutsen	Tordis Knutsen	Raquel Knutsen
	June 1,	March 1,	December 1,
(U.S. Dollars in thousands)	2017	2017	2016
Purchase consideration (1)	$31,759	$32,983	$20,252
Less: Fair value of net assets acquired:
Vessels and equipment (2)	145,772	145,754	116,751
Intangibles: Above market time charter	1,458	1,468	—
Cash	3,438	609	7,146
Inventories	190	129	307
Derivatives assets	226	1,377	207
Others current assets	128	1,348	183
Amounts due from related parties	18,374	20,834	59
Long-term debt	(114,411)	(114,411)	(79,950)
Long-term debt from related parties	(22,703)	(22,960)	(24,019)
Deferred debt issuance costs	928	795	1,059
Trade accounts payable	(187)	(106)	(167)
Accrued expenses	(1,082)	(503)	(1,179)
Amounts due to related parties	(372)	(1,351)	(145)
Income tax payable	—	—	—
Subtotal	31,759	32,983	20,252
Difference between the purchase price and fair value of net assets acquired	$—	$—	$—
(1)	The purchase consideration comprises the following:

	Final	Final	Final
	Anna Knutsen	Brasil Knutsen	Lena Knutsen
	March 1,	December 15,	September 30,
(U.S. Dollars in thousands)	2018	2017	2017
Cash consideration paid to KNOT (from KNOT)	$14,637	$2,383	$33,343
Purchase price adjustments	5,276	3,381	(108)
Purchase price	$19,913	$5,764	$33,235

	Final	Final	Final
	Vigdis Knutsen	Tordis Knutsen	Raquel Knutsen
	June 1,	March 1,	December 1,
(U.S. Dollars in thousands)	2017	2017	2016
Cash consideration paid to KNOT (from KNOT)	$28,109	$31,242	$(12,019)
Purchase price adjustments	3,650	1,741	7,271
Seller’s credit	—	—	12,981
Seller’s loan	—	—	12,019
Purchase price	$31,759	$32,983	$20,252
(2)

Vessel and equipment includes allocation to drydocking for the following vessels (in thousands): Anna Knutsen of $2,329,  Brasil Knutsen of $260,  Lena Knutsen of $2,741,  Vigdis Knutsen of $2,709,  Tordis Knutsen of $2,753 and Raquel Knutsen of $1,663.

Anna Knutsen

On March 1, 2018, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 30 AS (“KNOT 30”), the company that owns and operates the Anna Knutsen. The purchase price for the vessel was $120.0 million, less $106.8 million of outstanding indebtedness, plus approximately $1.4 million for certain capitalized fees related to the financing of the vessel and plus other purchase price adjustments of $5.3 million.

Following of adoption of ASU 2017‑01, effective from January 1, 2018, Business Combinations: Clarifying the Definition of a Business, the Partnership accounted for this acquisition as an acquisition of an asset. The cost of the group of assets acquired in the asset acquisition has been allocated to the individual assets acquired or liabilities assumed based on their relative fair values.

Brasil Knutsen

On December 15, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 32 AS (“KNOT 32”), the company that owns and operates the Brasil Knutsen. The purchase price was $96.0 million, less $59.0 million of outstanding indebtedness, less approximately $35.2 million for a loan owed by KNOT 32 to KNOT (the “Company Liquidity Loan”), plus approximately $0.6 million for certain capitalized fees related to the financing of the Brasil Knutsen , and plus $3.4 million of post-closing adjustments for working capital. The cash portion of the purchase price was financed with the proceeds from the Partnership’s public offering of 3,000,000 common units which closed on November 9, 2017. See Note 22—Equity Offerings and Sale of Series A Preferred Units—Equity Offerings. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Brasil Knutsen business contributed revenues of $0.7 million and net income of $0.3 million to the Partnership for the period from December 15, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Brasil Knutsen as if this acquisition had taken place on January 1, 2017. KNOT acquired the Brasil Knutsen from Chevron in July 2017 and the vessel was not operating on any contract at the time KNOT bought the vessel. From July 2017, the Brasil Knutsen operated on short term contracts until it commenced its time charter contract with Galp in November 2017.

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$223,220
Net income	64,034

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors.

Lena Knutsen

On September 30, 2017, KNOT Shuttle Tankers AS acquired KNOT’s 100% interest in KNOT Shuttle Tankers 26 AS (“KNOT 26”), the company that owns and operates the Lena Knutsen . The purchase price was $142.0 million, less approximately $133.8 million of outstanding indebtedness, plus approximately $24.1 million for a receivable owed by KNOT to KNOT 26, plus approximately $1.0 million for certain capitalized fees related to the financing of the Lena Knutsen and less $0.1 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Lena Knutsen business contributed revenues of $5.2 million and net loss of $0.1 million to the Partnership for the period from September 30, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Lena Knutsen as if this acquisition had taken place on January 1, 2017.

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$220,904
Net income	62,999

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors as if the acquisition had taken place from the date of delivery of the vessel.

Vigdis Knutsen

On June 1, 2017, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 25 AS (“KNOT 25”), the company that owns and operates the Vigdis Knutsen . The purchase price was $147.0 million, less approximately $137.7 million of outstanding indebtedness, plus approximately $17.9 million for a receivable owed by KNOT to KNOT 25, plus approximately $0.9 million for certain capitalized fees related to the financing of the Vigdis Knutsen and plus $3.7 million of post-closing adjustments for working capital and interest rate swaps. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Vigdis Knutsen business contributed revenues of $11.8 million and net income of $2.6 million to the Partnership for the period from June 1, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Vigdis Knutsen as if this acquisition had taken place on January 1, 2017.

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$222,354
Net income	63,225

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.

Tordis Knutsen

On March 1, 2017, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in KNOT Shuttle Tankers 24 AS (“KNOT 24”), the company that owns and operates the Tordis Knutsen . The purchase price was $147.0 million, less approximately $137.7 million of outstanding indebtedness, plus approximately $21.1 million for a receivable owed by KNOT to KNOT 24, plus approximately $0.8 million for certain capitalized fees related to the financing of the Tordis Knutsen and plus $1.7 million of post-closing adjustments for working capital and interest rate swaps. The cash portion of the purchase price was financed with the proceeds from the Partnership’s sale and issuance of 2,083,333 Series A Preferred Units which closed on February 2, 2017. See Note 23—Equity Offerings and Sale of Series A Preferred Units—Sale of Series A Preferred Units. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Tordis Knutsen business contributed revenues of $17.2 million and net income of $3.2 million to the Partnership for the period from March 1, 2017 to December 31, 2017.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2017, giving effect to the Partnership’s acquisition and financing of the Tordis Knutsen as if this acquisition had taken place on January 1, 2017.

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2017
Revenue	$221,198
Net income	66,584

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2017. In addition, the pro forma adjustments reflect changes in guarantors and amortization of the above market time charter as if the acquisition had taken place from the date of delivery of the vessel.

Raquel Knutsen

On December 1, 2016, the Partnership’s wholly owned subsidiary, KNOT Shuttle Tankers AS, acquired KNOT’s 100% interest in Knutsen Shuttle Tankers 19 AS, the company that owns and operates the Raquel Knutsen. The purchase price was $116.5 million, less $103.5 million of outstanding indebtedness related to the vessel and plus other purchase price adjustments of $7.3 million. The Partnership accounted for this acquisition as an acquisition of a business. The purchase price of the acquisition has been allocated to the identifiable assets acquired. The allocation of the purchase price to acquired identifiable assets was based on their fair values at the date of acquisition.

Revenue and profit contributions

The Raquel Knutsen business contributed revenues of $1.5 million and net income of $0.2 million to the Partnership for the period from December 1, 2016 to December 31, 2016.

Pro forma financial information

The table below shows comparative summarized consolidated pro forma financial information for the Partnership for the year ended December 31, 2016, giving effect to the Partnership’s acquisition and financing of the Raquel Knutsen as if this acquisition had taken place on January 1, 2016.

Unaudited
Year Ended
(U.S. Dollars in thousands)	December 31, 2016
Revenue	$190,229
Net income	65,101

Included in the pro forma adjustments is depreciation related to the purchase price allocations performed on the acquired identifiable assets as if the acquisition had taken place on January 1, 2016. In addition, the pro forma adjustments reflect changes in guarantors and amortization.